Income Taxes - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 31, 2017	Aug. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Income tax expense			$ 65,980,000	$ 5,136,000	$ 92,000
Significant unrecognized tax benefit	$ 0		0	0	0
Interest related to penalties			0	0	0
Significant impact on the unrecognized tax benefits for next twelve months	0		0	$ 0	$ 0
Beijing Momo IT, Beijing Momo and Chengdu Momo [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	5,431,000		5,431,000
Momo Information Technologies Corp. [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	8,985,000		$ 8,985,000
Tax loss carry forward period			20 years
Momo Technology HK Company Limited [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	$ 178,000		$ 178,000
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits			2014
Earliest Tax Year [Member] | Beijing Momo IT, Beijing Momo and Chengdu Momo [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward, expiration date			Dec. 31, 2020
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits			2016
Latest Tax Year [Member] | Beijing Momo IT, Beijing Momo and Chengdu Momo [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward, expiration date			Dec. 31, 2022
United States [Member] | Momo Information Technologies Corp. [Member]
Income Tax Contingency [Line Items]
Taxable income			$ 0
Income tax expense			$ 0
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise	25.00%		25.00%
Hong Kong [Member] | Momo Technology HK Company Limited [Member]
Income Tax Contingency [Line Items]
Profit tax rate			16.50%
PRC [Member]
Income Tax Contingency [Line Items]
Income tax expense	$ 0
Withholding income tax rate for dividends distributed by the PRC subsidiaries			10.00%
PRC statutory tax rate			25.00%	25.00%	25.00%
Dividend declared	$ 0		$ 0
PRC [Member] | Chengdu Momo Technology Company Limited Investment [Member]
Income Tax Contingency [Line Items]
Percentage of reduced tax rate			15.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries			5.00%
PRC [Member] | 2015 - 2016 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Tax exemption period		2 years
PRC [Member] | 2017 - 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Reduced tax rate period		3 years
Percentage of reduced tax rate		12.50%
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Effective income tax rate			25.00%